Goodwill and intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Accounting for goodwill and intangible assets
Goodwill
Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Barclays
Bank Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.
Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of the cash generating unit (CGU) including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGUs fair value if this is higher.
Intangible assets
Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.
For internally generated intangible assets, only costs incurred during the development phase are capitalised. Expenditure in the research phase is expensed when it is incurred.
Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
aExceptions to the above period relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 years to 15 years.
Intangible assets are reviewed for impairment when there are indications that impairment may have occurred. Intangible assets not yet available for use are reviewed annually for impairment.

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2023	345	1,477	91	1,562	956	4,431
Additions	—	310	23	—	4	337
Disposals[a]	—	(325)	(13)	—	(2)	(340)
Exchange and other movements[b]	(10)	(196)	(28)	(85)	(830)	(1,149)
As at 31 December 2023	335	1,266	73	1,477	128	3,279
Accumulated amortisation and impairment
As at 1 January 2023	(68)	(787)	(49)	(1,382)	(480)	(2,766)
Disposals[a]	—	325	13	—	2	340
Amortisation charge	—	(163)	(9)	(39)	(48)	(259)
Impairment charge	—	(40)	—	—	—	(40)
Exchange and other movements[b]	—	42	3	76	409	530
As at 31 December 2023	(68)	(623)	(42)	(1,345)	(117)	(2,195)
Net book value	267	643	31	132	11	1,084
The German Consumer Finance business moved to assets held for sale during the year and this resulted in an impairment of Intangible assets of £32m.

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2022	326	1,508	95	1,339	876	4,144
Additions	—	275	—	76	17	368
Disposals[a]	—	(427)	(13)	(12)	(33)	(485)
Exchange and other movements	19	121	9	159	96	404
As at 31 December 2022	345	1,477	91	1,562	956	4,431
Accumulated amortisation and impairment
As at 1 January 2022	(68)	(966)	(52)	(1,207)	(402)	(2,695)
Disposals[a]	—	427	13	12	33	485
Amortisation charge	—	(153)	(6)	(44)	(67)	(270)
Impairment charge	—	—	—	—	—	0
Exchange and other movements	—	(95)	(4)	(143)	(44)	(286)
As at 31 December 2022	(68)	(787)	(49)	(1,382)	(480)	(2,766)
Net book value	277	690	42	180	476	1,665
Notes
aDisposals pertain to fully amortised assets which are not in use.
bIn the current year the Barclays Bank Group has reclassified assets with a total net book value of £412m recognised on balance sheet relating to sign-on bonus payments made to co-brand credit card partners from Intangible Assets (Licences and other) to Other Assets. This change in classification has been made to more appropriately reflect the nature of the assets.
Goodwill
Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
Consumer, Cards and Payments	267	277
Total net book value of goodwill	267	277
2023 impairment review
The 2023 impairment review was performed during Q4 2023, with the approach and results of this analysis set out below.
Determining the carrying value of CGUs
The carrying value for each CGU is the sum of the tangible equity, goodwill and intangible asset balances associated with that CGU.
The Barclays Bank Group manages the assets and liabilities of its CGUs with reference to the tangible equity of the respective businesses. That tangible equity is derived from the level of risk weighted assets (RWAs) and capital required to be deployed in the CGU and therefore reflects its relative risk, as well as the level of capital that management considers a market participant would be required to hold and retain to support business growth.
Goodwill is initially allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the acquisition that generated it. Goodwill is only reallocated if there is a change in its use or when reporting structures are altered in a way that changes the composition of one or more cash-
generating units to which goodwill has been allocated. The goodwill allocated to the Barclays Bank Group's CGUs is unchanged in the year.
Cash flows
The five-year cash flows used in the calculation of value in use are based on the formally agreed medium-term plans approved by the Board. These are prepared using macroeconomic assumptions which management considers reasonable and supportable, and reflect business agreed initiatives for the forecast period.
Discount rates
IAS 36 requires that the discount rate used in a value in use calculation reflects the pre-tax rate an investor would require if they were to choose an investment that would generate similar cash flows to those that the entity expects to generate from the asset. In determining the discount rate, management identified the cost of equity associated with market participants that closely resemble the Barclays Bank Group's CGUs. The cost of equity has been used as the discount rate in the impairment assessment and applied to the post tax cash flows of the CGU. This post-tax method incorporates the impact of changing tax rates on the cash flows and is expected to produce the same VIU result as a pre-tax method adjusted for varying tax rates.
Using the resultant VIU the equivalent pre-tax discount rates have been calculated. The cost of equity rate used for all CGUs in this year’s calculation has been increased to reflect the relative volatility of Barclays plc’s stock price versus the average of our peers. The range of equivalent pre-tax discount rates applicable across the CGUs range from 14.7% to 17.2% (2022: 14.1% to 16.0%).
Terminal growth rate
The terminal growth rate is used to estimate the effect of projecting cash flows to the end of an asset’s useful economic life. It is management’s judgement that the cash flows associated with the CGUs will grow in line with the major economies in which the Barclays Bank Group operates. The UK inflation rate is used as an approximation for the future growth rates. The terminal growth rate used is 2.0% (2022: 2.0%).
Outcome of goodwill and intangibles review
Based on management’s plans and assumptions the value in use exceeds the carrying value of the CGUs and no goodwill impairment has been indicated by the 2023 impairment review.
Other intangible assets
Determining the estimated useful lives of intangible assets (such as those arising from contractual relationships) requires an analysis of circumstances.
The assessment of whether an asset is exhibiting indicators of impairment as well as the calculation of impairment, which requires the estimate of future cash flows and fair values less costs to sell, also requires the preparation of cash flow forecasts and fair values for assets that may not be regularly bought and sold.